Short-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Table
Commercial papers	€ 1,664	€ 2,738
Banks	201	155
Other financial institutions	377	503
Short-term Debt	€ 2,242	€ 3,396